Accounts Payable (Tables)	12 Months Ended
Oct. 31, 2025
Accounts Payable [Abstract]
Schedule of Accounts Payable	Account payable comprised of the following:
	October 31,	October 31,
	2025	2024
Inventory purchase	$802,197	$189,414
Total	$802,197	$189,414